Consolidated Statement of Cash Flows(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from (used in) operating activities
Net loss	$ (18,748,678)	$ (399,694)	$ (12,602,003)
Adjustments to reconcile net loss to net cash provided by operating activities:
- deferred income taxes	(17,204)	2,845,195	(1,708,489)
- stock-based compensation	347,226	206,301	459,901
- inventory provision	3,479,453	4,034,169	6,805,541
- provision for (recovery of) doubtful accounts	(874,220)	(166,865)	1,921,493
- Impairment of equipment and loss on disposal	2,190,504	454,973	1,237,685
- research and development expenditures qualified for government grant	(125,222)	(686,258)	(43,278)
- depreciation of property, plant and equipment and amortization of licenses and permits	4,487,411	4,825,613	4,232,103
- deferred government grant recognized in income	(358,230)	(432,543)	(416,019)
- accretion expenses	234,957	377,410	117,064
Changes in:
- accounts receivable	(4,285,669)	5,474,602	1,003,642
- inventories	(425,853)	(1,915,078)	(8,597,440)
- income tax payable	(3,129,693)	1,339,812	(5,524,628)
- prepaid expenses and deposits	913,084	(530,715)	(903,696)
- deferred revenue	1,026,283	(2,695,943)	426,040
- accounts payable and accrued liabilities	(967,672)	1,204,647	(686,461)
Net cash provided by (used in) operating activities	(16,253,523)	13,935,626	(14,278,545)
Cash flows from financing activities
- Loan proceeds	16,787,057	11,391,836	19,989,083
- Loan repayments	(4,755,262)	(10,658,840)	(17,850,030)
- Proceeds from issuance of common stock, net of share issuance costs	508,160	748,800	62,255,261
- Proceeds from shares subscribed	7,520	3,360
- Dividends paid to non-controlling shareholder of Sinovac Beijing	(802,151)	(5,862,676)	(3,285,902)
- Government grants received	2,394,766	1,592,925	372,012
- Repayment from (loan to) non-controlling shareholder of Sinovac Beijing		3,397,522	(3,286,695)
- Loan from non-controlling shareholder of Sinovac Dalian	3,189,830
Net cash provided by financing activities	17,329,920	612,927	58,193,729
Cash flows used in investing activities
- Restricted cash			64,400
- Proceeds from disposal of equipment	5,375	122,089	231,606
- Proceeds from redemption of short-term investments		1,544,759	7,314,187
- Purchase of short-term investments			(1,475,209)
- Prepayments for acquisition of equipment		(467,183)	(562,043)
- Acquisition of property, plant and equipment	(16,156,610)	(14,989,876)	(24,817,168)
Net cash used in investing activities	(16,151,235)	(13,790,211)	(19,244,227)
Exchange gain on cash and cash equivalents	2,029,099	1,942,863	1,961,321
Increase (decrease) in cash and cash equivalents	(13,045,739)	2,701,205	26,632,278
Cash and cash equivalents, beginning of year	104,286,695	101,585,490	74,953,212
Cash and cash equivalents, end of year	91,240,956	104,286,695	101,585,490
Supplemental disclosure of cash flow information:
Cash paid for interest	749,500	455,851	1,017,502
Cash paid for income taxes	2,264,593	881,596	5,986,249
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 3,788,004	$ 9,124,751	$ 3,958,740